JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Automobile Components — 0.7%
Aptiv plc *	11	1,237
Automobiles — 1.0%
Tesla, Inc. *	9	1,785
Banks — 2.8%
Bank of America Corp.	106	3,034
Citigroup, Inc.	26	1,227
Fifth Third Bancorp	21	540
		4,801
Biotechnology — 2.7%
Amgen, Inc.	7	1,757
Regeneron Pharmaceuticals, Inc. *	2	1,849
Vertex Pharmaceuticals, Inc. *	4	1,082
		4,688
Broadline Retail — 1.8%
Amazon.com, Inc. *	30	3,142
Building Products — 1.6%
Trane Technologies plc	15	2,691
Capital Markets — 4.8%
Charles Schwab Corp. (The)	23	1,218
CME Group, Inc.	13	2,540
Morgan Stanley	26	2,245
S&P Global, Inc.	6	2,166
		8,169
Chemicals — 1.9%
Ecolab, Inc.	8	1,328
Linde plc	5	1,923
		3,251
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	10	1,646
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	8	4,235
Target Corp.	10	1,601
		5,836
Containers & Packaging — 1.1%
Ball Corp.	35	1,939
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	46	1,770
Electric Utilities — 2.6%
NextEra Energy, Inc.	38	2,921
Xcel Energy, Inc.	22	1,508
		4,429

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 1.6%
Eaton Corp. plc	16	2,735
Energy Equipment & Services — 1.3%
Baker Hughes Co.	76	2,190
Entertainment — 1.7%
Netflix, Inc. *	4	1,561
Walt Disney Co. (The) *	13	1,268
		2,829
Financial Services — 4.2%
Mastercard, Inc., Class A	16	5,822
Voya Financial, Inc.	19	1,320
		7,142
Food Products — 1.0%
General Mills, Inc.	20	1,715
Ground Transportation — 1.7%
Union Pacific Corp.	14	2,913
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. *	76	3,794
Hologic, Inc. *	20	1,625
		5,419
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	10	4,836
Industrial REITs — 2.0%
Prologis, Inc.	27	3,354
Insurance — 3.4%
Marsh & McLennan Cos., Inc.	10	1,589
MetLife, Inc.	24	1,402
Progressive Corp. (The)	20	2,875
		5,866
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A *	61	6,274
IT Services — 0.7%
Accenture plc, Class A	4	1,256
Life Sciences Tools & Services — 5.0%
Agilent Technologies, Inc.	11	1,459
IQVIA Holdings, Inc. *	15	2,952
Thermo Fisher Scientific, Inc.	7	4,137
		8,548
Machinery — 2.6%
Deere & Co.	5	2,327
Ingersoll Rand, Inc.	38	2,191
		4,518

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.0%
Charter Communications, Inc., Class A *	5	1,786
Metals & Mining — 0.5%
Alcoa Corp.	19	827
Multi-Utilities — 1.0%
Sempra Energy	11	1,623
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	5	1,341
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	38	2,592
Merck & Co., Inc.	27	2,912
		5,504
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. *	12	1,194
Lam Research Corp.	2	1,081
NVIDIA Corp.	10	2,837
NXP Semiconductors NV (China)	10	1,777
SolarEdge Technologies, Inc. *	3	882
Texas Instruments, Inc.	14	2,659
		10,430
Software — 12.0%
Autodesk, Inc. *	5	966
Cadence Design Systems, Inc. *	9	2,001
Intuit, Inc.	5	2,445
Microsoft Corp.	47	13,426
Palo Alto Networks, Inc. *	5	934
Workday, Inc., Class A *	4	857
		20,629
Specialized REITs — 1.4%
American Tower Corp.	6	1,204
Equinix, Inc.	1	523
Weyerhaeuser Co.	24	740
		2,467
Specialty Retail — 3.8%
Best Buy Co., Inc.	12	929
Home Depot, Inc. (The)	10	2,980
TJX Cos., Inc. (The)	34	2,675
		6,584
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	66	10,820
Seagate Technology Holdings plc	22	1,447
		12,267

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.2%
VF Corp.	18	401
Total Common Stocks (Cost $145,473)		168,838
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $2,091)	2,091	2,091
Total Investments — 99.7% (Cost $147,564)		170,929
Other Assets Less Liabilities — 0.3%		454
NET ASSETS — 100.0%		171,383

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Equity Index	11	06/16/2023	USD	2,000	111

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$170,929	$—	$—	$170,929
Appreciation in Other Financial Instruments
Futures Contracts (a)	$111	$—	$—	$111

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$2,533	$35,234	$35,677	$1	$—(c)	$2,091	2,091	$62	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	198	379	577	—	—	—	—	1	—
Total	$2,731	$35,613	$36,254	$1	$—	$2,091		$63	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.